Supplemental Cash Flow Information - Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows [Abstract]
Change in accounts receivable	$ (21,737)	$ (372)
Change in inventories	(1,083)	705
Change in prepaid expenses and deposits	290	(1,763)
Change in accounts payable and accrued liabilities	1,954	13,048
Change in income tax payable	(1,063)
Change in Working Capital	(21,639)	11,618
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(1,324)
Unrealized foreign exchange gain (loss) related to working capital	710	(93)
Total other items impacting changes in non-cash working capital	(22,253)	11,525
Related to operating activities	(19,642)	25,513
Related to investing activities	(2,611)	(13,988)
Net change in non-cash working capital	(22,253)	11,525
Cash interest paid (included in operating activities)	(49,708)	(39,955)
Cash interest received (included in operating activities)	$ 4,066	$ 2,976